CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Common shares USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2020 | shares		32,630,536
Balance at beginning of period at Dec. 31, 2020	$ 200,306	$ 264,357	$ 2,537	$ 1,699	$ (68,287)
Exercise of stock options (Note 11 and 12) (in shares) | shares	221,941	221,941
Exercise of stock options (Note 11 and 12)	$ 1,032	$ 1,470	(438)
Share-based compensation (Note 12)	2,261		2,261
Share issuance under employee share purchase plan (Note 11 and 12) (in shares) | shares		4,945
Share issuance under employee share purchase plan (Note 11 and 12)	244	$ 292	(48)
Comprehensive income (loss)	(13,187)			414	(13,601)
Balance at end of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at end of period at Dec. 31, 2021	$ 190,656	$ 266,119	4,312	2,113	(81,888)
Exercise of stock options (Note 11 and 12) (in shares) | shares	14,840	14,840
Exercise of stock options (Note 11 and 12)	$ 172	$ 246	(74)
Share-based compensation (Note 12)	4,713		4,713
Share issuance under employee share purchase plan (Note 11 and 12) (in shares) | shares		20,814
Share issuance under employee share purchase plan (Note 11 and 12)	636	$ 762	(126)
Release of restricted share units (Note 11 and 12) (in shares) | shares		5,515
Release of restricted share units (Note 11 and 12)	0	$ 367	(367)
Shares issued related to contingent consideration (in shares) | shares		15,364
Shares issued related to contingent consideration	700	$ 700
Comprehensive income (loss)	(4,666)			(11,684)	7,018
Balance at end of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at end of period at Dec. 31, 2022	$ 192,211	$ 268,194	$ 8,458	$ (9,571)	$ (74,870)